Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	¥ 508,247	$ 77,573	¥ 470,717	¥ 291,124
Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,551,075	121,551,075	121,551,075	121,270,491
Weighted average ordinary shares outstanding for diluted net income per share	121,551,075	121,551,075	121,551,075	121,421,582
Earnings per share
Basic | (per share)	¥ 4.18	$ 0.64	¥ 3.87	¥ 2.40
Diluted | (per share)	¥ 4.18	$ 0.64	¥ 3.87	¥ 2.40
Scrip dividend
Denominator:
Weighted average ordinary shares outstanding for basic net income per share				151,091
Dilutive effect of scrip dividend				151,091